Financial Instruments Risk - Narrative (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Sep. 04, 2019 CAD ($)	Sep. 03, 2019 CAD ($)	May 10, 2019 USD ($)	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)	Aug. 29, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 141,244,000	$ 11,683,000							$ 351,000
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables, non-government wholesale customers	25,100,000
Provision for expected credit losses	$ 3,100,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable	10.00%
Change in risk variable, impact on comprehensive income (loss)	$ 20,545,000	913,000
Change in risk variable, impact on net income (loss)	$ 48,900,000	100,000
Interest Rate Risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable	0.10%
Change in risk variable, impact on comprehensive income (loss)	$ 8,700,000	0
Change in risk variable, impact on net income (loss)	$ 8,700,000	0
Price risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in variable	10.00%
Change in risk variable, impact on comprehensive income (loss)	$ 23,000,000	29,500,000
Change in risk variable, impact on net income (loss)	23,000,000	29,500,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 360,000,000.0	$ 200,000,000.0				$ 200,000,000.0
Credit Facility | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								200,000,000.0
Facility A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								50,000,000.0
Borrowings	1,600,000
Facility B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 150,000,000.0
Borrowings	146,200,000
Facility B | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings	146,200,000
Facility B | Interest Rate Risk
Disclosure of detailed information about borrowings [line items]
Borrowings	146,249,110.916939	$ 0
Convertible debenture, January 2019
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 460,600,000	$ 345,000,000
Convertible debenture, January 2019 | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 460,600,000
Issuance of Debt and Equity Instruments | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Shelf Prospectus, amount allowed					$ 750,000,000.0